Accounts Receivable And Other Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Trade and other receivables [abstract]
Trade accounts receivable	$ 95,093	$ 98,346
Other receivables	177	462
Trade and other current receivables	$ 95,270	$ 98,808